Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue [Line Items]
Total revenues	$ 573,957	$ 487,763	$ 386,470
Israel [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	486,680	419,395	369,421
Revenue from sale of steam	18,476	17,648	16,204
Others	11,512	0	845
Total revenues	516,668	437,043	385,625
United States [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	25,780	25,605	0
Revenue from provision of services	31,509	25,115	0
Total revenues	$ 57,289	$ 50,720	$ 0